Segment Information (Schedule of Segment Interest Income and Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Interest income from bank deposits	$ 245	$ 235	$ 218
Interest expenses
Injection Molded Plastic Parts [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits	221	213	204
Interest expenses
Electronic Products [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits	24	22	14
Interest expenses